Document and Entity Information	Nov. 14, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001745797
Document Type	8-K
Document Period End Date	Nov. 14, 2022
Entity Registrant Name	Brigham Minerals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38870
Entity Tax Identification Number	83-1106283
Entity Address, Address Line One	5914 W. Courtyard Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78730
City Area Code	(512)
Local Phone Number	220-6350
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01
Trading Symbol	MNRL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false